Other operating expenses - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jul. 31, 2024	Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 1,209,339,000		$ 1,209,339,000			$ 441,371,000
Loss on theft of PPE in transit	0	$ 0	1,724,000	$ 0
Non-deductible amount	25,000		25,000
Insurance	4,650,000	$ 1,447,000	7,642,000	3,099,000
Other Insurance Contracts
Disclosure of detailed information about property, plant and equipment [line items]
Insurance			5,742,000	2,948,000
Construction Insurance
Disclosure of detailed information about property, plant and equipment [line items]
Insurance			1,900,000	$ 151,000
Mining hardware
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 591,913,000		$ 591,913,000		$ 1,724,000	$ 97,269,000